Financial risk management - Fair value analysis (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 4,524	£ 9,891
Liabilities	(1,061)	(2,393)
Net assets	18,848	20,384	[1]
Financial Assets (Liabilities)	3,463	7,498
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,406	7,717
Liabilities	0	0
Financial Assets (Liabilities)	2,406	7,717
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,862	2,029
Liabilities	(779)	(1,813)
Financial Assets (Liabilities)	1,083	216
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	256	145
Liabilities	(282)	(580)
Financial Assets (Liabilities)	(26)	(435)		£ (223)
Investments – available-for-sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,721	8,037
Investments – available-for-sale | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,406	7,717
Investments – available-for-sale | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	310	315
Investments – available-for-sale | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5	5
Investments – joint ventures and associates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	79	41
Investments – joint ventures and associates | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments – joint ventures and associates | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments – joint ventures and associates | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	79	41
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,545	1,707
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,544	1,692
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1	15
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	69	106
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8	22
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	61	84
Further Acquisition Agreement derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	110	0
Further Acquisition Agreement derivative | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Further Acquisition Agreement derivative | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Further Acquisition Agreement derivative | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	110	0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(945)	(2,223)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(725)	(1,743)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(220)	(480)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(116)	(170)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(54)	(70)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	£ (62)	£ (100)

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).